SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2020
Share Purchase Warrants Abstract
SHARE PURCHASE WARRANTS

A continuity of the issued and outstanding share purchase warrants in terms of common shares of the Company and the associated dollar amounts is presented below:

Weighted
	Average	Number of
	Exercise	Common	Fair
	Price Per	Shares	Value
(in thousands except share amounts)	Share (CAD)	Issuable	Amount

Balance-December 31, 2019	$1.27	1,673,077	$435
Expiries	1.27	(1,673,077)	(435)
Balance-December 31, 2020	$—	—	$—

The warrants noted above, issued in February 2017 in conjunction with the APG Arrangement (see note 11), expired on February 14, 2020. On expiry, the balance was reclassified to Contributed Surplus.